Reserves - Summary of Statutory Reserves (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Disclosure of reserves within equity [line items]
Beginning balance	¥ 302,404
Ending balance	304,307	$ 42,950	¥ 302,404
Statutory general reserve [member]
Disclosure of reserves within equity [line items]
Beginning balance	276,698	39,053	275,320
Transfer from retained earnings	1,903	269	1,378
Ending balance	278,601	39,322	276,698
General surplus reserve [member]
Disclosure of reserves within equity [line items]
Beginning balance	25,706
Ending balance	25,706	3,628	25,706
Capital reserves [member]
Disclosure of reserves within equity [line items]
Beginning balance	30,704
Ending balance	¥ 30,704	$ 4,334	¥ 30,704